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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                Report for the Quarter Ended September 30, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       7025 N. Scottsdale Road, Suite 230, Scottsdale, AZ  85253

13F File Number:    028-05299

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter        Providence, Rhode Island      November 4, 2002
  -------------------        ------------------------      ----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           10

Form 13F Information Table Value Total:           $48,680


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE

                         TITLE                                                                              VOTING AUTHORITY
                          OF                     VALUE     SHARES/    SH/   PUT/   INVSTMT    OTHER    ---------------------------
NAME OF ISSUER           CLASS        CUSIP    (X$1,000)   PRN AMT    PRN   CALL   DSCRETN   MANAGERS    SOLE       SHARED    NONE
--------------           -----      ---------  ---------  ---------   ---   ----   -------   --------  ----------   ------    ----
AES CORP                  COM       00130H105     1,130     450,000   SH             SOLE                450,000
BAY VIEW CAP CORP DEL     COM       07262L101     1,853     326,797   SH             SOLE                326,797
BOCA RESORTS INC          CL A      09688T106    12,487   1,224,250   SH             SOLE              1,224,250
CITIZENS COMMUNICATIONS   COM       17453B101     8,709   1,284,580   SH             SOLE              1,284,580
  CO
CRONOS GROUP N V          ORD       L20708100     5,826   1,529,136   SH             SOLE              1,529,136
DELPHI FINL GROUP INC     CL A      247131105     3,434      94,280   SH             SOLE                 94,280
HEAD N V                  NY        422070102     1,954     908,666   SH             SOLE                908,666
                          REGISTRY
                          SH
MAXXAM INC                COM       577913106     1,215     164,250   SH             SOLE                164,250
NATUZZI SPA               ADR       63905A101    11,759   1,076,792   SH             SOLE              1,076,792
SAXON CAPITAL INC         COM       80556P302       313      28,300   SH             SOLE                 28,300